22. EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
EARNINGS (LOSS) PER SHARE
22.	EARNINGS (LOSS) PER SHARE

	Continued operations			Discontinued operations		Continued and discontinued operations
	12.31.20	12.31.19	12.31.18	12.31.19	12.31.18	12.31.19	12.31.18
Basic numerator
Net earnings (loss) for the exercise attributable to controlling shareholders	1,518,492	1,067,312	(2,114,968)	(904,628)	(2,333,093)	162,684	(4,448,061)
Basic denominator
Common shares	812,473,246	812,473,246	812,473,246	812,473,246	812,473,246	812,473,246	812,473,246
Weighted average number of outstanding shares - basic (except treasury shares)	809,110,872	811,539,167	811,294,251	811,539,167	811,294,251	811,539,167	811,294,251
Net earnings (loss) per share basic - R$	1.88	1.32	(2.61)	(1.11)	(2.88)	0.20	(5.48)

Diluted numerator
Net earnings (loss) for the exercise attributable to controlling shareholders	1,518,492	1,067,312	(2,114,968)	(904,628)	(2,333,093)	162,684	(4,448,061)

Diluted denominator
Weighted average number of outstanding shares - basic (except treasury shares)	809,110,872	811,539,167	811,294,251	811,539,167	811,294,251	811,539,167	811,294,251
Number of potential shares (1)	2,237,936	2,327,952	-	-	-	2,327,952	-
Weighted average number of outstanding shares - diluted	811,348,808	813,867,119	811,294,251	811,539,167	811,294,251	813,867,119	811,294,251
Net earnings (loss) per share diluted - R$	1.87	1.31	(2.61)	(1.11)	(2.88)	0.20	(5.48)

(1)	Comprised of the restricted stocks under the share-based payment plans for which the payment is made in equity instruments.